Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100
21 June 2022
Pagaya Smartresi F1 Fund, LP
c/o Pagaya Investments US LLC
90 Park Avenue, 31st Floor
New York, NY 10016
RE: Pagaya AI Technology in Housing Trust 2022-1 (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by Pagaya Smartresi F1 Fund, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
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6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:
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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the Properties or any other collateral securing the Mortgage Loan,

iii.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 4 of the 286 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.
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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions
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Schedule I

Client Code	Address	HOA Status
404	[REDACTED]	APPARENT HOA PROPERTY
901	[REDACTED]	APPARENT HOA PROPERTY
26679585	[REDACTED]	APPARENT HOA PROPERTY
33813939	[REDACTED]	APPARENT HOA PROPERTY
207	[REDACTED]	APPARENT NON-HOA PROPERTY
208	[REDACTED]	APPARENT NON-HOA PROPERTY
329	[REDACTED]	APPARENT NON-HOA PROPERTY
340	[REDACTED]	APPARENT NON-HOA PROPERTY
358	[REDACTED]	APPARENT NON-HOA PROPERTY
362	[REDACTED]	APPARENT NON-HOA PROPERTY
389	[REDACTED]	APPARENT NON-HOA PROPERTY
416	[REDACTED]	APPARENT NON-HOA PROPERTY
427	[REDACTED]	APPARENT NON-HOA PROPERTY
430	[REDACTED]	APPARENT NON-HOA PROPERTY
471	[REDACTED]	APPARENT NON-HOA PROPERTY
546	[REDACTED]	APPARENT NON-HOA PROPERTY
740	[REDACTED]	APPARENT NON-HOA PROPERTY
741	[REDACTED]	APPARENT NON-HOA PROPERTY
830	[REDACTED]	APPARENT NON-HOA PROPERTY
1171	[REDACTED]	APPARENT NON-HOA PROPERTY
1249	[REDACTED]	APPARENT NON-HOA PROPERTY
1335	[REDACTED]	APPARENT NON-HOA PROPERTY
1840	[REDACTED]	APPARENT NON-HOA PROPERTY
1858	[REDACTED]	APPARENT NON-HOA PROPERTY
2224	[REDACTED]	APPARENT NON-HOA PROPERTY
2231	[REDACTED]	APPARENT NON-HOA PROPERTY
2429	[REDACTED]	APPARENT NON-HOA PROPERTY
2591	[REDACTED]	APPARENT NON-HOA PROPERTY
2620	[REDACTED]	APPARENT NON-HOA PROPERTY
2848	[REDACTED]	APPARENT NON-HOA PROPERTY
2951	[REDACTED]	APPARENT NON-HOA PROPERTY
2976	[REDACTED]	APPARENT NON-HOA PROPERTY
2978	[REDACTED]	APPARENT NON-HOA PROPERTY
3031	[REDACTED]	APPARENT NON-HOA PROPERTY
3453	[REDACTED]	APPARENT NON-HOA PROPERTY
5806	[REDACTED]	APPARENT NON-HOA PROPERTY
20299	[REDACTED]	APPARENT NON-HOA PROPERTY
21694	[REDACTED]	APPARENT NON-HOA PROPERTY
22776	[REDACTED]	APPARENT NON-HOA PROPERTY
23569	[REDACTED]	APPARENT NON-HOA PROPERTY

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23649	[REDACTED]	APPARENT NON-HOA PROPERTY
23715	[REDACTED]	APPARENT NON-HOA PROPERTY
24843	[REDACTED]	APPARENT NON-HOA PROPERTY
26744	[REDACTED]	APPARENT NON-HOA PROPERTY
26986	[REDACTED]	APPARENT NON-HOA PROPERTY
27895	[REDACTED]	APPARENT NON-HOA PROPERTY
30027	[REDACTED]	APPARENT NON-HOA PROPERTY
33426	[REDACTED]	APPARENT NON-HOA PROPERTY
18261623	[REDACTED]	APPARENT NON-HOA PROPERTY
18625892	[REDACTED]	APPARENT NON-HOA PROPERTY
18646462	[REDACTED]	APPARENT NON-HOA PROPERTY
18725486	[REDACTED]	APPARENT NON-HOA PROPERTY
18728946	[REDACTED]	APPARENT NON-HOA PROPERTY
18804369	[REDACTED]	APPARENT NON-HOA PROPERTY
21232155	[REDACTED]	APPARENT NON-HOA PROPERTY
21733960	[REDACTED]	APPARENT NON-HOA PROPERTY
21765663	[REDACTED]	APPARENT NON-HOA PROPERTY
22851920	[REDACTED]	APPARENT NON-HOA PROPERTY
23006203	[REDACTED]	APPARENT NON-HOA PROPERTY
23187972	[REDACTED]	APPARENT NON-HOA PROPERTY
23191194	[REDACTED]	APPARENT NON-HOA PROPERTY
23247275	[REDACTED]	APPARENT NON-HOA PROPERTY
23364062	[REDACTED]	APPARENT NON-HOA PROPERTY
23398237	[REDACTED]	APPARENT NON-HOA PROPERTY
23441668	[REDACTED]	APPARENT NON-HOA PROPERTY
23577237	[REDACTED]	APPARENT NON-HOA PROPERTY
23761580	[REDACTED]	APPARENT NON-HOA PROPERTY
23766587	[REDACTED]	APPARENT NON-HOA PROPERTY
23769665	[REDACTED]	APPARENT NON-HOA PROPERTY
23863142	[REDACTED]	APPARENT NON-HOA PROPERTY
23899659	[REDACTED]	APPARENT NON-HOA PROPERTY
23918216	[REDACTED]	APPARENT NON-HOA PROPERTY
23939607	[REDACTED]	APPARENT NON-HOA PROPERTY
23999738	[REDACTED]	APPARENT NON-HOA PROPERTY
24001771	[REDACTED]	APPARENT NON-HOA PROPERTY
24188850	[REDACTED]	APPARENT NON-HOA PROPERTY
24251585	[REDACTED]	APPARENT NON-HOA PROPERTY
24301027	[REDACTED]	APPARENT NON-HOA PROPERTY
24316450	[REDACTED]	APPARENT NON-HOA PROPERTY
24326919	[REDACTED]	APPARENT NON-HOA PROPERTY
24370319	[REDACTED]	APPARENT NON-HOA PROPERTY
24402457	[REDACTED]	APPARENT NON-HOA PROPERTY
24745514	[REDACTED]	APPARENT NON-HOA PROPERTY

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24751934	[REDACTED]	APPARENT NON-HOA PROPERTY
24758041	[REDACTED]	APPARENT NON-HOA PROPERTY
24780487	[REDACTED]	APPARENT NON-HOA PROPERTY
24790376	[REDACTED]	APPARENT NON-HOA PROPERTY
24796230	[REDACTED]	APPARENT NON-HOA PROPERTY
24824927	[REDACTED]	APPARENT NON-HOA PROPERTY
25010948	[REDACTED]	APPARENT NON-HOA PROPERTY
25026765	[REDACTED]	APPARENT NON-HOA PROPERTY
25081220	[REDACTED]	APPARENT NON-HOA PROPERTY
25205451	[REDACTED]	APPARENT NON-HOA PROPERTY
25395324	[REDACTED]	APPARENT NON-HOA PROPERTY
25530538	[REDACTED]	APPARENT NON-HOA PROPERTY
25602641	[REDACTED]	APPARENT NON-HOA PROPERTY
25613460	[REDACTED]	APPARENT NON-HOA PROPERTY
25766989	[REDACTED]	APPARENT NON-HOA PROPERTY
25800860	[REDACTED]	APPARENT NON-HOA PROPERTY
25885541	[REDACTED]	APPARENT NON-HOA PROPERTY
25943544	[REDACTED]	APPARENT NON-HOA PROPERTY
25944528	[REDACTED]	APPARENT NON-HOA PROPERTY
25945548	[REDACTED]	APPARENT NON-HOA PROPERTY
26230537	[REDACTED]	APPARENT NON-HOA PROPERTY
26263577	[REDACTED]	APPARENT NON-HOA PROPERTY
26295890	[REDACTED]	APPARENT NON-HOA PROPERTY
26300645	[REDACTED]	APPARENT NON-HOA PROPERTY
26301696	[REDACTED]	APPARENT NON-HOA PROPERTY
26393805	[REDACTED]	APPARENT NON-HOA PROPERTY
26506224	[REDACTED]	APPARENT NON-HOA PROPERTY
26584647	[REDACTED]	APPARENT NON-HOA PROPERTY
26586576	[REDACTED]	APPARENT NON-HOA PROPERTY
26594566	[REDACTED]	APPARENT NON-HOA PROPERTY
26647529	[REDACTED]	APPARENT NON-HOA PROPERTY
26736720	[REDACTED]	APPARENT NON-HOA PROPERTY
26747408	[REDACTED]	APPARENT NON-HOA PROPERTY
26757859	[REDACTED]	APPARENT NON-HOA PROPERTY
26783717	[REDACTED]	APPARENT NON-HOA PROPERTY
26974992	[REDACTED]	APPARENT NON-HOA PROPERTY
26984876	[REDACTED]	APPARENT NON-HOA PROPERTY
27007044	[REDACTED]	APPARENT NON-HOA PROPERTY
27029969	[REDACTED]	APPARENT NON-HOA PROPERTY
27063378	[REDACTED]	APPARENT NON-HOA PROPERTY
27066489	[REDACTED]	APPARENT NON-HOA PROPERTY
27167614	[REDACTED]	APPARENT NON-HOA PROPERTY
27227517	[REDACTED]	APPARENT NON-HOA PROPERTY

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27233113	[REDACTED]	APPARENT NON-HOA PROPERTY
27235344	[REDACTED]	APPARENT NON-HOA PROPERTY
27244950	[REDACTED]	APPARENT NON-HOA PROPERTY
27250573	[REDACTED]	APPARENT NON-HOA PROPERTY
27274039	[REDACTED]	APPARENT NON-HOA PROPERTY
27280140	[REDACTED]	APPARENT NON-HOA PROPERTY
27477560	[REDACTED]	APPARENT NON-HOA PROPERTY
27499949	[REDACTED]	APPARENT NON-HOA PROPERTY
27512706	[REDACTED]	APPARENT NON-HOA PROPERTY
27540694	[REDACTED]	APPARENT NON-HOA PROPERTY
27805273	[REDACTED]	APPARENT NON-HOA PROPERTY
27976145	[REDACTED]	APPARENT NON-HOA PROPERTY
28002137	[REDACTED]	APPARENT NON-HOA PROPERTY
28004581	[REDACTED]	APPARENT NON-HOA PROPERTY
28185176	[REDACTED]	APPARENT NON-HOA PROPERTY
28950719	[REDACTED]	APPARENT NON-HOA PROPERTY
29005679	[REDACTED]	APPARENT NON-HOA PROPERTY
29019072	[REDACTED]	APPARENT NON-HOA PROPERTY
29498446	[REDACTED]	APPARENT NON-HOA PROPERTY
29505130	[REDACTED]	APPARENT NON-HOA PROPERTY
29637829	[REDACTED]	APPARENT NON-HOA PROPERTY
29693539	[REDACTED]	APPARENT NON-HOA PROPERTY
29714007	[REDACTED]	APPARENT NON-HOA PROPERTY
29830899	[REDACTED]	APPARENT NON-HOA PROPERTY
29848892	[REDACTED]	APPARENT NON-HOA PROPERTY
29869158	[REDACTED]	APPARENT NON-HOA PROPERTY
29987180	[REDACTED]	APPARENT NON-HOA PROPERTY
30014367	[REDACTED]	APPARENT NON-HOA PROPERTY
30288266	[REDACTED]	APPARENT NON-HOA PROPERTY
30453827	[REDACTED]	APPARENT NON-HOA PROPERTY
30455458	[REDACTED]	APPARENT NON-HOA PROPERTY
30579919	[REDACTED]	APPARENT NON-HOA PROPERTY
30752193	[REDACTED]	APPARENT NON-HOA PROPERTY
31225111	[REDACTED]	APPARENT NON-HOA PROPERTY
31373827	[REDACTED]	APPARENT NON-HOA PROPERTY
31956066	[REDACTED]	APPARENT NON-HOA PROPERTY
31970453	[REDACTED]	APPARENT NON-HOA PROPERTY
32381522	[REDACTED]	APPARENT NON-HOA PROPERTY
32694487	[REDACTED]	APPARENT NON-HOA PROPERTY
32806717	[REDACTED]	APPARENT NON-HOA PROPERTY
32969604	[REDACTED]	APPARENT NON-HOA PROPERTY
32976521	[REDACTED]	APPARENT NON-HOA PROPERTY
33200192	[REDACTED]	APPARENT NON-HOA PROPERTY

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33215921	[REDACTED]	APPARENT NON-HOA PROPERTY
33316539	[REDACTED]	APPARENT NON-HOA PROPERTY
33619276	[REDACTED]	APPARENT NON-HOA PROPERTY
33768320	[REDACTED]	APPARENT NON-HOA PROPERTY
33772506	[REDACTED]	APPARENT NON-HOA PROPERTY
33935115	[REDACTED]	APPARENT NON-HOA PROPERTY
34149192	[REDACTED]	APPARENT NON-HOA PROPERTY
34170732	[REDACTED]	APPARENT NON-HOA PROPERTY
34193264	[REDACTED]	APPARENT NON-HOA PROPERTY
34217115	[REDACTED]	APPARENT NON-HOA PROPERTY
34219172	[REDACTED]	APPARENT NON-HOA PROPERTY
34229428	[REDACTED]	APPARENT NON-HOA PROPERTY
34253747	[REDACTED]	APPARENT NON-HOA PROPERTY
34268016	[REDACTED]	APPARENT NON-HOA PROPERTY
34332562	[REDACTED]	APPARENT NON-HOA PROPERTY
34346094	[REDACTED]	APPARENT NON-HOA PROPERTY
34350155	[REDACTED]	APPARENT NON-HOA PROPERTY
34352421	[REDACTED]	APPARENT NON-HOA PROPERTY
34432962	[REDACTED]	APPARENT NON-HOA PROPERTY
34451870	[REDACTED]	APPARENT NON-HOA PROPERTY
34476410	[REDACTED]	APPARENT NON-HOA PROPERTY
34501819	[REDACTED]	APPARENT NON-HOA PROPERTY
34508621	[REDACTED]	APPARENT NON-HOA PROPERTY
34511191	[REDACTED]	APPARENT NON-HOA PROPERTY
34534372	[REDACTED]	APPARENT NON-HOA PROPERTY
34534959	[REDACTED]	APPARENT NON-HOA PROPERTY
34618158	[REDACTED]	APPARENT NON-HOA PROPERTY
34644741	[REDACTED]	APPARENT NON-HOA PROPERTY
34713712	[REDACTED]	APPARENT NON-HOA PROPERTY
34775411	[REDACTED]	APPARENT NON-HOA PROPERTY
34811519	[REDACTED]	APPARENT NON-HOA PROPERTY
34819937	[REDACTED]	APPARENT NON-HOA PROPERTY
34839845	[REDACTED]	APPARENT NON-HOA PROPERTY
34847394	[REDACTED]	APPARENT NON-HOA PROPERTY
34866052	[REDACTED]	APPARENT NON-HOA PROPERTY
34874025	[REDACTED]	APPARENT NON-HOA PROPERTY
34887384	[REDACTED]	APPARENT NON-HOA PROPERTY
34904869	[REDACTED]	APPARENT NON-HOA PROPERTY
34920544	[REDACTED]	APPARENT NON-HOA PROPERTY
34927341	[REDACTED]	APPARENT NON-HOA PROPERTY
34934197	[REDACTED]	APPARENT NON-HOA PROPERTY
34940333	[REDACTED]	APPARENT NON-HOA PROPERTY
34955139	[REDACTED]	APPARENT NON-HOA PROPERTY

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34959253	[REDACTED]	APPARENT NON-HOA PROPERTY
34967816	[REDACTED]	APPARENT NON-HOA PROPERTY
35042830	[REDACTED]	APPARENT NON-HOA PROPERTY
35057252	[REDACTED]	APPARENT NON-HOA PROPERTY
35123279	[REDACTED]	APPARENT NON-HOA PROPERTY
35131883	[REDACTED]	APPARENT NON-HOA PROPERTY
35200108	[REDACTED]	APPARENT NON-HOA PROPERTY
35251490	[REDACTED]	APPARENT NON-HOA PROPERTY
35316097	[REDACTED]	APPARENT NON-HOA PROPERTY
35340173	[REDACTED]	APPARENT NON-HOA PROPERTY
35363906	[REDACTED]	APPARENT NON-HOA PROPERTY
35393905	[REDACTED]	APPARENT NON-HOA PROPERTY
35427352	[REDACTED]	APPARENT NON-HOA PROPERTY
35457440	[REDACTED]	APPARENT NON-HOA PROPERTY
35518854	[REDACTED]	APPARENT NON-HOA PROPERTY
35568211	[REDACTED]	APPARENT NON-HOA PROPERTY
35622599	[REDACTED]	APPARENT NON-HOA PROPERTY
35650642	[REDACTED]	APPARENT NON-HOA PROPERTY
36593630	[REDACTED]	APPARENT NON-HOA PROPERTY
36716218	[REDACTED]	APPARENT NON-HOA PROPERTY
37285218	[REDACTED]	APPARENT NON-HOA PROPERTY
37408870	[REDACTED]	APPARENT NON-HOA PROPERTY
39156795	[REDACTED]	APPARENT NON-HOA PROPERTY
39343960	[REDACTED]	APPARENT NON-HOA PROPERTY
39684184	[REDACTED]	APPARENT NON-HOA PROPERTY
39992732	[REDACTED]	APPARENT NON-HOA PROPERTY
40299257	[REDACTED]	APPARENT NON-HOA PROPERTY
40520884	[REDACTED]	APPARENT NON-HOA PROPERTY
40521858	[REDACTED]	APPARENT NON-HOA PROPERTY
41765600	[REDACTED]	APPARENT NON-HOA PROPERTY
41783966	[REDACTED]	APPARENT NON-HOA PROPERTY
42056261	[REDACTED]	APPARENT NON-HOA PROPERTY
42352857	[REDACTED]	APPARENT NON-HOA PROPERTY
42503696	[REDACTED]	APPARENT NON-HOA PROPERTY
42608826	[REDACTED]	APPARENT NON-HOA PROPERTY
42685703	[REDACTED]	APPARENT NON-HOA PROPERTY
42718579	[REDACTED]	APPARENT NON-HOA PROPERTY
42737295	[REDACTED]	APPARENT NON-HOA PROPERTY
42940673	[REDACTED]	APPARENT NON-HOA PROPERTY
42952658	[REDACTED]	APPARENT NON-HOA PROPERTY
43042629	[REDACTED]	APPARENT NON-HOA PROPERTY
43176532	[REDACTED]	APPARENT NON-HOA PROPERTY
43314723	[REDACTED]	APPARENT NON-HOA PROPERTY

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43404003	[REDACTED]	APPARENT NON-HOA PROPERTY
43426304	[REDACTED]	APPARENT NON-HOA PROPERTY
43430615	[REDACTED]	APPARENT NON-HOA PROPERTY
43528969	[REDACTED]	APPARENT NON-HOA PROPERTY
43538140	[REDACTED]	APPARENT NON-HOA PROPERTY
43713516	[REDACTED]	APPARENT NON-HOA PROPERTY
43720628	[REDACTED]	APPARENT NON-HOA PROPERTY
44012478	[REDACTED]	APPARENT NON-HOA PROPERTY
44131474	[REDACTED]	APPARENT NON-HOA PROPERTY
44486789	[REDACTED]	APPARENT NON-HOA PROPERTY
44598015	[REDACTED]	APPARENT NON-HOA PROPERTY
45263161	[REDACTED]	APPARENT NON-HOA PROPERTY
46693281	[REDACTED]	APPARENT NON-HOA PROPERTY
46733170	[REDACTED]	APPARENT NON-HOA PROPERTY
46880920	[REDACTED]	APPARENT NON-HOA PROPERTY
46941062	[REDACTED]	APPARENT NON-HOA PROPERTY
47061758	[REDACTED]	APPARENT NON-HOA PROPERTY
47212388	[REDACTED]	APPARENT NON-HOA PROPERTY
47213523	[REDACTED]	APPARENT NON-HOA PROPERTY
47236890	[REDACTED]	APPARENT NON-HOA PROPERTY
47575257	[REDACTED]	APPARENT NON-HOA PROPERTY
47594158	[REDACTED]	APPARENT NON-HOA PROPERTY
47643029	[REDACTED]	APPARENT NON-HOA PROPERTY
47941338	[REDACTED]	APPARENT NON-HOA PROPERTY
48055075	[REDACTED]	APPARENT NON-HOA PROPERTY
48270038	[REDACTED]	APPARENT NON-HOA PROPERTY
48307091	[REDACTED]	APPARENT NON-HOA PROPERTY
84797856	[REDACTED]	APPARENT NON-HOA PROPERTY
85818779	[REDACTED]	APPARENT NON-HOA PROPERTY
86060101	[REDACTED]	APPARENT NON-HOA PROPERTY
96378532	[REDACTED]	APPARENT NON-HOA PROPERTY
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